UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8709

Salomon Brothers High Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH INCOME

FUND II INC.

FORM N-Q

JULY 31, 2004

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited)	July 31, 2004

Face Amount	Security*	Value
CORPORATE BONDS — 71.9%
Basic Industries — 13.3%
$4,350,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$4,278,808
7,230,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	7,953,000
2,500,000	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	2,821,875
4,725,000	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09 (a)	4,524,188
3,875,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	4,456,250
4,375,000	Appleton Papers Inc., Sr. Sub. Notes, 9.750% due 6/15/14 (b)	4,462,500
5,400,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (a) (c)	3,348,000
4,775,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	5,001,813
3,250,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	3,640,000
2,800,000	Borden Chemicals & Plastics L.P., Notes, 9.500% due 5/1/05 (c) (d)	280
	Buckeye Technologies Inc., Sr. Sub. Notes:
1,750,000	9.250% due 9/15/08	1,754,375
1,000,000	8.000% due 10/15/10 (a)	945,000
3,500,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	3,902,500
8,500,000	FMC Corp., Debentures, 7.750% due 7/1/11	9,031,250
4,275,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (a)	4,371,188
2,850,000	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	3,092,250
6,950,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	7,784,000
4,650,000	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (b)	4,824,375
3,800,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	4,075,500
3,750,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	4,218,750
	Lyondell Chemical Co., Sr. Secured Notes:
2,575,000	9.500% due 12/15/08	2,706,969
1,400,000	11.125% due 7/15/12 (a)	1,569,750
550,000	Series B, 9.875% due 5/1/07 (a)	579,563
3,075,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	3,490,125
3,550,000	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08 (a)	3,851,750
1,525,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,608,875
2,000,000	Mueller Holdings (N.A.), Inc., Sr. Discount Notes, zero coupon until 4/15/09 (14.750% thereafter), due 4/15/14	1,250,000
1,000,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (b)	1,055,000
1,000,000	Newark Group Inc, Sr. Sub. Notes, 9.750% due 3/15/14 (b)	965,000
1,325,000	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	1,361,438
7,000,000	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	7,568,750
2,000,000	Pliant Corp., Sr. Secured Second Lien Notes, 11.125% due 9/1/09	2,170,000
2,700,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)	2,335,500
5,000,000	Republic Technologies International, LLC / RTI Capital Corp., Sr. Secured Notes, 13.750% due 7/15/09 (c)(d)	—
5,200,000	Resolution Performance Products Inc., Sr. Sub. Notes, 13.500% due 11/15/10 (a)	5,044,000
	Rhodia S.A.:
575,000	Sr. Notes, 10.250% due 6/1/10 (a) (b)	589,375
5,850,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a) (b)	5,060,250
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	945,000
4,950,000	Stone Container Corp., Sr. Notes, 8.375% due 7/1/12	5,321,250
	Tekni-Plex, Inc., Secured Notes:
1,525,000	8.750% due 11/15/13 (b)	1,484,969
2,850,000	Series B, 12.750% due 6/15/10 (a)	2,821,500
	Tembec Industries, Inc., Sr. Notes:
7,900,000	8.625% due 6/30/09 (a)	8,196,250
1,325,000	8.500% due 2/1/11 (a)	1,378,000
2,550,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	2,811,375
		148,650,591
Consumer Cyclicals — 5.5%
5,000,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10 (b)	5,187,500
3,300,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	3,481,500
3,300,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (b)	2,194,500
	Cole National Group, Inc., Sr. Sub. Notes:
2,850,000	8.625% due 8/15/07	2,910,563
3,000,000	8.875% due 5/15/12	3,285,000
1,000,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 9.125% due 5/1/08	1,015,000
970,051	Felcor Lodging L.P., Sr. Notes, 10.000% due 9/15/08 (a)	1,029,466
	Host Marriott L.P.:
	Notes:
350,000	Series E, 8.375% due 2/15/06	371,875
1,625,000	Series I, 9.500% due 1/15/07	1,783,437
2,500,000	Sr. Notes, 7.125% due 11/1/13 (a)	2,500,000
	Interface, Inc.:
2,875,000	Sr. Notes, 10.375% due 2/1/10	3,241,563
1,500,000	Sr. Sub. Notes, 9.500% due 2/1/14 (b)	1,515,000
3,000,000	John Q. Hammons Hotels L.P., 1st Mortgage Notes, Series B, 8.875% due 5/15/12	3,318,750
1,000,000	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (b)	990,000
2,000,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	2,050,000

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security*	Value
Consumer Cyclicals — 5.5% (Continued)
	Levi Strauss & Co.:
$1,750,000	Notes, 7.000% due 11/1/06 (a)	$1,706,250
	Sr. Notes:
4,350,000	11.625% due 1/15/08 (a)	4,404,375
935,000	12.250% due 12/15/12 (a)	953,700
	MeriStar Hospitality Operating Partnership, L.P. / MeriStar Hospitality Finance Corp., Sr. Notes:
3,525,000	9.125% due 1/15/11 (a)	3,657,188
825,000	10.500% due 6/15/09 (a)	895,125
450,000	Phillips-Van Heusen Corp., Sr. Notes, 8.125% due 5/1/13	474,750
	Saks Inc., Notes:
1,543,000	9.875% due 10/1/11 (a)	1,789,880
1,574,000	7.000% due 12/1/13	1,550,390
2,825,000	Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09 (a)	2,514,250
4,300,000	Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12	4,654,750
3,275,000	Tommy Hilfiger U.S.A., Inc., Notes, 6.850% due 6/1/08	3,406,000
		60,880,812
Consumer Non-Cyclicals — 16.4%
3,975,000	aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10 (a)	3,319,125
8,500,000	AKI, Inc., Sr. Notes, 10.500% due 7/1/08	8,765,625
4,425,000	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13 (a)	4,513,500
3,055,000	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	3,452,150
1,961,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	1,970,805
3,550,000	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14 (b)	3,554,438
4,875,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	4,838,438
1,450,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07 (b)	1,203,500
	Caesars Entertainment Corp., Sr. Sub. Notes:
700,000	9.375% due 2/15/07	769,125
4,500,000	8.875% due 9/15/08 (a)	5,017,500
3,000,000	8.125% due 5/15/11 (a)	3,326,250
4,900,000	Curative Health Services Inc., Sr. Notes, 10.750% due 5/1/11 (b)	4,459,000
3,099,450	Dade Behring Holdings Inc., Sr. Sub. Notes, 11.910% due 10/3/10	3,548,870
5,250,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (a)	4,961,250
1,600,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	1,688,000
5,120,000	Extendicare Health Services, Inc., Sr. Notes, 9.500% due 7/1/10 (a)	5,728,000
6,500,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	6,500,000
4,325,000	Horseshoe Gaming Holding Corp., Sr. Sub. Notes, Series B, 8.625% due 5/15/09	4,535,844
4,800,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	5,016,000
3,925,000	ICON Health & Fitness Inc., Sr. Sub. Notes, 11.250% due 4/1/12	4,297,875
3,780,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	4,252,500
2,750,000	InSight Health Services, Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11 (a)	2,976,875
6,031,515	Iowa Select Farms, L.P., Secured Notes, Payment-in-Kind, 10.750% due 12/1/06 (b)	5,126,788
4,800,000	Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14	4,590,000
3,500,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	3,955,000
3,600,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	3,586,500
2,450,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	2,646,000
4,225,000	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12 (a) (b)	4,415,125
6,375,000	MGM MIRAGE, Sr. Sub. Notes, 9.750% due 6/1/07	7,036,406
1,117,365	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	754,221
4,700,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	4,535,500
4,675,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	4,511,375
4,325,000	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11 (a)	4,379,063
5,025,000	Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09 (a)	5,376,750
	Rite Aid Corp.:
	Notes:
1,000,000	6.000% due 12/15/05 (b)	1,010,000
310,000	7.125% due 1/15/07 (a)	316,975
5,265,000	Sr. Notes, 7.625% due 4/15/05 (a)	5,409,788
3,200,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	3,216,000
1,025,000	Stater Brothers Holdings, Inc., Sr. Notes, 8.125% due 6/15/12 (b)	1,053,187
475,000	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	464,313
2,500,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	2,687,500
2,145,000	Tempur-Pedic Inc. / Tempur Production U.S.A. Inc., Sr. Sub. Notes, 10.250% due 8/15/10	2,426,531
	Tenet Healthcare Corp.:
6,000,000	Notes, 7.375% due 2/1/13 (a)	5,580,000
	Sr. Notes:
1,800,000	6.500% due 6/1/12	1,602,000
150,000	9.875% due 7/1/14 (b)	156,563
1,525,000	6.875% due 11/15/31 (a)	1,204,750
7,775,000	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	8,144,313
4,750,000	Vanguard Health Systems, Inc., Sr. Sub. Notes, 9.750% due 8/1/11 (a)	5,486,250
3,525,000	Venetian Casino Resort, LLC / Las Vegas Sands, Inc., Mortgage Secured Notes, 11.000% due 6/15/10	4,036,125
		182,401,693

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security*	Value
Energy — 5.9%
$3,000,000	BRL Universal Equipment 2001 A, L.P., Secured Notes, 8.875% due 2/15/08	$3,228,750
	Dynegy Holdings Inc.:
	Sr. Debentures:
4,550,000	7.125% due 5/15/18	3,708,250
8,350,000	7.625% due 10/15/26	6,763,500
2,000,000	Sr. Secured Second Priority Notes, 9.875% due 7/15/10 (b)	2,195,000
	EL Paso Corp.:
5,200,000	Notes, 7.875% due 6/15/12 (a)	4,810,000
	Sr. Medium-Term Notes;
5,425,000	7.800% due 8/1/31 (a)	4,434,938
6,325,000	7.750% due 1/15/32 (a)	5,170,687
3,175,000	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	3,357,562
6,625,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12 (a)	7,353,750
4,575,000	Plains Exploration & Production Co., Sr. Notes, 7.125% due 6/15/14 (b)	4,723,688
2,000,000	Pogo Producing Co., Sr., Sub. Notes, Series B, 8.250% due 4/15/11	2,200,000
2,000,000	Pride International Inc., Sr. Notes, 10.000% due 6/1/09	2,110,000
1,000,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,080,000
	The Williams Cos., Inc.:
	Notes:
3,700,000	7.625% due 7/15/19	3,755,500
3,650,000	7.875% due 9/1/21	3,704,750
2,150,000	8.750% due 3/15/32	2,276,313
4,000,000	Sr. Notes, 8.625% due 6/1/10	4,510,000
		65,382,688
Financial — 0.0%
1,975,400	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (c) (d)	—
Housing Related — 1.2%
8,500,000	Associated Materials Inc., Sr. Discount Notes, zero coupon until 3/1/09, (11.250% thereafter), due 3/1/14 (b)	5,992,500
2,125,000	Collins & Aikman Floor Cover, Sr. Sub. Notes, Series B, 9.750% due 2/15/10	2,210,000
5,075,000	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (b)	5,151,125
		13,353,625
Manufacturing — 4.5%
3,325,000	Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11	3,615,938
4,200,000	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11 (b)	4,431,000
5,075,000	Blount Inc., Sr. Notes, 13.000% due 8/1/09	5,481,000
8,800,000	BREED Technologies, Inc., Sr. Sub. Notes, 9.250% due 4/15/08 (c) (d)	—
450,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	489,375
3,825,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10 (a)	4,350,937
1,750,000	General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08 (a)	1,793,750
2,100,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a) (b)	2,126,250
8,000,000	Key Plastics Holdings, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (c) (d)	10,000
2,100,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	2,257,500
1,750,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	1,566,250
5,500,000	L-3 Communications Corp., Sr. Sub. Notes, Series B, 7.625% due 6/15/12	5,898,750
2,750,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (c) (d)	41,250
1,850,000	NMHG Holdings Co., Sr. Notes, 10.000% due 5/15/09	2,044,250
2,425,000	Polypore Inc., Sr. Sub. Notes, 8.750% due 5/15/12 (b)	2,582,625
4,000,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	4,360,000
1,700,000	Tenneco Automotive Inc., Sr. Secured Second Lien Notes, Series B, 10.250% due 7/15/13	1,946,500
4,000,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11 (a)	4,490,000
2,409,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	2,758,305
		50,243,680
Media and Cable — 8.4%
4,726,575	Avalon Cable Holding Finance, Inc., Sr. Discount Notes, 11.875% due 12/1/08	5,021,986
	Charter Communications Holdings, LLC / Charter Communications Holdings Capital Corp.:
	Sr. Discount Notes:
4,530,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (a)	3,465,450
13,000,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	7,735,000
10,000,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	5,475,000
	Sr. Notes:
350,000	8.625% due 4/1/09 (a)	266,000
50,000	10.750% due 10/1/09	40,500
10,500,000	CSC Holdings, Inc., Sr. Sub. Debentures, 10.500% due 5/15/16 (a)	11,812,500
	Dex Media East LLC/Dex Media East Finance Co.:
1,750,000	Sr. Notes, Series B, 9.875% due 11/15/09	1,986,250
1,250,000	Sr. Sub. Notes, Series B, 12.125% due 11/15/12	1,487,500
4,500,000	Dex Media Inc., Discount Notes, Series A, zero coupon until 11/15/08, (9.000% thereafter), due 11/15/13 (b)	3,150,000
2,400,000	Dex Media West LLC / Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	2,718,000
4,650,000	DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	5,231,250
7,183,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	7,919,257
5,189,780	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (b)	6,097,991

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security*	Value
Media and Cable — 8.4% (Continued)
$2,500,000	Houghton Mifflin Co., Sr. Discount Notes, zero coupon until 10/15/08, (11.500% thereafter), due 10/15/13 (a)	$1,437,500
4,350,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10 (a)	4,665,375
2,100,000	Interep National Radio Sales, Inc., Sr. Sub. Notes, Series B, 10.000% due 7/1/08 (a)	1,693,125
4,875,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	4,533,750
6,275,000	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	7,035,844
900,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (b)	1,057,500
3,475,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11 (a)	3,857,250
	Yell Finance B.V.:
6,776,000	Sr. Discount Notes, zero coupon until 8/1/06, (13.500% thereafter), due 8/1/11	6,521,900
606,000	Sr. Notes, 10.750% due 8/1/11 (a)	703,718
		93,912,646
Services and Other — 1.8%
1,350,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	1,404,000
	Allied Waste North America, Inc.:
6,000,000	Sr. Notes, 7.375% due 4/15/14	5,775,000
	Sr. Notes, Series B:
250,000	8.875% due 4/1/08	273,750
400,000	9.250% due 9/1/12	447,500
3,200,000	Brand Services, Inc., Sr. Sub. Notes, 12.000% due 10/15/12	3,696,000
1,000,000	Cenveo Corp., Sr. Notes, 9.625% due 3/15/12 (a)	1,080,000
4,000,000	The Holt Group, Inc., Sr. Notes, 9.750% due 1/15/06 (c) (d)
710,000	Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13	765,913
2,325,000	Muzak LLC / Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09	2,057,625
6,500,000	Safety-Kleen Corp., Sr. Notes, 9.250% due 5/15/09 (c)	325,000
4,000,000	Sitel Corp., Sr. Sub. Notes, 9.250% due 3/15/06	4,020,000
		19,844,788
Technology — 2.2%
2,300,000	Amkor Technology, Inc., Sr. Sub. Notes, 10.500% due 5/1/09 (a)	2,167,750
12,600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	9,670,500
3,775,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	3,789,156
3,000,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	3,135,000
5,175,000	Unisys Corp., Sr. Notes, 8.125% due 6/1/06	5,472,563
		24,234,969
Telecommunications — 7.2%
	Alamosa (Delaware) Inc.:
4,430,000	Sr. Discount Notes, zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09	4,352,475
1,950,000	Sr. Notes, 11.000% due 7/31/10	2,149,875
	American Tower Corp., Sr. Notes:
8,625,000	9.375% due 2/1/09 (a)	9,250,313
1,825,000	7.500% due 5/1/12 (a) (b)	1,802,188
1,800,000	American Tower Escrow Corp., Sr. Sub. Discount Notes, zero coupon due 8/1/08	1,345,500
	Crown Castle International Corp., Sr. Notes:
2,300,000	9.375% due 8/1/11	2,604,750
5,140,000	10.750% due 8/1/11 (a)	5,782,500
600,000	7.500% due 12/1/13 (a)	601,500
950,000	Series B, 7.500% due 12/1/13	952,375
14,050,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	14,822,750
2,200,000	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (b)	2,200,000
	Qwest Corp.:
325,000	Debentures, 8.875% due 6/1/31	316,062
7,325,000	Notes, 9.125% due 3/15/12 (b)	8,094,125
	Qwest Services Corp., Notes:
8,075,000	13.500% due 12/15/10 (b)	9,498,219
2,071,000	14.000% due 12/15/14 (b)	2,495,555
4,975,000	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09 (a)	5,174,000
850,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	881,875
	UbiquiTel Operating Co.:
1,575,000	Sr. Notes, 9.875% due 3/1/11	1,571,062
3,750,000	Sr. Discount Notes, zero coupon until 4/15/05, (14.000% thereafter), due 4/15/10	3,787,500
2,500,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	2,568,750
		80,251,374
Transportation — 0.5%
	Continental Airlines, Inc., Pass-Through Certificates:
1,893,846	Series 00-2, 8.312% due 4/2/11	1,422,365
675,000	Series 98-3, 7.250% due 11/1/05 (a)	587,974
2,673,960	Series 981C, 6.541% due 9/15/08	2,321,319
1,775,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	1,961,375
		6,293,033

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount		Security*	Value
Utilities — 5.0%
		The AES Corp., Sr. Notes:
$1,325,000		9.500% due 6/1/09	$1,444,250
1,400,000		9.375% due 9/15/10 (a)	1,526,000
4,425,000		7.750% due 3/1/14	4,325,438
3,450,000		Allegheny Energy Supply Co., LLC, Secured Notes, Series A, 10.250% due 11/15/07 (b)	3,777,750
5,525,000		Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due 5/1/08 (a)	3,466,937
		Calpine Corp.:
3,500,000		Second Priority Sr. Secured Notes, 8.500% due 7/15/10 (a) (b)	2,835,000
		Sr. Notes:
500,000		7.875% due 4/1/08 (a)	312,500
2,425,000		7.750% due 4/15/09 (a)	1,491,375
425,000		8.625% due 8/15/10 (a)	265,625
2,500,000		Calpine Generating Co. LLC, Secured Notes, 10.250% due 4/1/11 (a) (b)	2,262,500
		Edison Mission Energy, Sr. Notes:
4,575,000		7.730% due 6/15/09	4,746,563
5,175,000		9.875% due 4/15/11 (a)	5,821,875
		Mirant Americas Generation, LLC, Sr. Notes:
2,075,000		7.625% due 5/1/06 (c)	1,660,000
2,925,000		9.125% due 5/1/31 (c)	2,310,750
9,350,000		NRG Energy, Inc., Second Priority Sr. Secured Notes, 8.000% due 12/15/13 (b)	9,607,125
		Reliant Resources, Inc., Sr. Secured Notes:
5,325,000		9.250% due 7/15/10 (a)	5,697,750
3,975,000		9.500% due 7/15/13	4,293,000
			55,844,438
		TOTAL CORPORATE BONDS (Cost — $788,293,217)	801,294,337
CONVERTIBLE BONDS — 0.9%
Consumer Non-Cyclicals — 0.5%
4,900,000		Elan Pharmaceutical Investment, Secured Notes, 1.730% due 3/15/05	4,900,000
Technology — 0.2%
4,450,000		Sanmina-SCI Corp, Sub. Debentures, zero coupon due 9/12/20	2,347,375
Telecommunications — 0.2%
2,675,000		American Tower Corp., Notes, 5.000% due 2/15/10	2,651,594
		TOTAL CONVERTIBLE BONDS (Cost — $8,307,663)	9,898,969

Face Amount +
SOVEREIGN BONDS — 19.7%
Argentina — 0.4%
		Republic of Argentina:
4	ARS	10.000% due 9/19/08	—
3,825,000		Discount Bond, Series L-GL, 2.4375% due 3/31/23 (c) (e)	1,960,313
5,250,000		Series L-GP, 6.000% due 3/31/23 (c)	2,697,187
			4,657,500
Brazil — 5.5%
		Federal Republic of Brazil:
7,000,000		7.33625% due 6/29/09 (e)	7,262,500
3,000,000		10.500% due 7/14/14	3,000,000
12,365,000		12.250% due 3/6/30	13,354,200
10,940,000		11.000% due 8/17/40	10,737,610
17,632,601		C Bonds, 8.000% due 4/15/14	16,635,257
6,917,647		DCB, Series L, 2.125% due 4/15/12 (e)	6,022,676
		FLIRB, Series L:
730,769		Bearer, 2.0625% due 4/15/09 (e)	676,875
2,076,923		Registered, 2.0625% due 4/15/09 (e)	1,923,750
1,588,302		NMB, Series L, 2.125% due 4/15/09 (e)	1,489,033
			61,101,901
Bulgaria — 0.1%
1,350,000		Republic of Bulgaria, 8.250% due 1/15/15	1,609,875
Colombia — 1.0%
		Republic of Colombia:
325,000		9.750% due 4/23/09	357,500
4,425,000		10.000% due 1/23/12	4,777,894
1,550,000		10.750% due 1/15/13	1,734,062
275,000		11.750% due 2/25/20	317,144
3,800,000		10.375% due 1/28/33	3,895,000
			11,081,600
Dominican Republic — 0.1%
1,050,000		Dominican Republic, 9.500% due 9/27/06	803,250

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security*	Value
Ecuador — 1.0%
	Republic of Ecuador:
$7,295,000	12.000% due 11/15/12	$6,893,775
6,015,000	7.000% due 8/15/30 (e)	4,484,183
		11,377,958
El Salvador — 0.0%
425,000	Republic of El Salvador, Bonds, Registered, 7.750% due 1/24/23	447,844
Mexico — 3.3%
	PEMEX Project Funding Master Trust:
3,100,000	6.125% due 8/15/08	3,216,250
250,000	7.375% due 12/15/14	262,500
	United Mexican States:
5,220,000	6.375% due 1/16/13	5,329,620
12,819,000	5.875% due 1/15/14	12,562,620
14,620,000	6.625% due 3/3/15	14,908,745
500,000	8.300% due 8/15/31	541,625
		36,821,360
Panama — 0.7%
	Republic of Panama:
3,325,000	9.625% due 2/8/11	3,740,625
2,450,000	9.375% due 1/16/23	2,560,250
1,689,509	PDI, 2.750% due 7/17/16 (e)	1,486,768
		7,787,643
Peru — 0.7%
	Republic of Peru:
2,150,000	9.875% due 2/6/15	2,313,938
4,025,000	8.750% due 11/21/33	3,627,531
	FLIRB:
1,400,000	4.500% due 3/7/17 (e)	1,163,750
175,000	4.500% due 3/7/17 (b) (e)	145,469
		7,250,688
Philippines — 0.9%
	Republic of the Philippines:
1,900,000	9.375% due 1/18/17	1,985,500
5,000,000	9.875% due 1/15/19	5,175,000
2,175,000	10.625% due 3/16/25	2,359,875
		9,520,375
Russia — 4.3%
3,250,000	Aries Vermoegensverwaltungs GmbH, Credit-Linked Notes, 9.600% due 10/25/14 (b)	3,453,125
	Russian Federation:
5,445,000	11.000% due 7/24/18	6,901,538
850,000	12.750% due 6/24/28	1,243,125
39,140,000	5.000% due 3/31/30 (e)	35,959,875
		47,557,663
South Africa — 0.1%
	Republic of South Africa:
575,000	9.125% due 5/19/09	672,031
750,000	6.500% due 6/2/14	772,500
		1,444,531
Turkey — 1.0%
	Republic of Turkey:
500,000	11.750% due 6/15/10	590,000
5,350,000	11.500% due 1/23/12	6,299,625
625,000	11.000% due 1/14/13	723,437
2,350,000	11.875% due 1/15/30	3,002,125
		10,615,187
Venezuela — 0.6%
	Republic of Venezuela:
7,875,000	5.375% due 8/7/10	6,546,094
425,000	Series A, 6.750% due 3/31/20	391,000
		6,937,094
	TOTAL SOVEREIGN BONDS (Cost — $216,749,408)	219,014,469

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security*	Value
LOAN PARTICIPATIONS (e)(f) — 0.6%
Morocco — 0.6%
$7,382,250	Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (UBS Financial Services Inc. and J.P. Morgan Chase & Co.) (Cost — $7,077,578)	$7,280,744

Shares
COMMON STOCK (g) — 3.1%
29,156	Mattress Discounters Corp. (d)
259,521	NTL Inc. (a)	13,526,235
283,656	SpectraSite, Inc. (a)	12,197,208
375,817	Telewest Global Inc. (a)	4,246,727
691,895	UnitedGlobalCom Inc., Class A Shares (a)	4,386,614
	TOTAL COMMON STOCK (Cost — $47,082,719)	34,356,784
ESCROW SHARES (d)(g) — 0.0%
5,500,000	Imperial Sugar Co.	—
2,025,000	Pillowtex Corp.	—
2,648,056	Vlasic Foods International Inc.	238,325
	TOTAL ESCROW SHARES (Cost — $0)	238,325
PREFERRED STOCK — 0.4%
6,845	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13 (a)	4,149,781
	TCR Holding Corp. (d)(g)
17,552	Class B	17
52,657	Class C	53
25,451	Class D	25
9,654	Class E	10
	TOTAL PREFERRED STOCK (Cost — $2,110,898)	4,149,886

Warrants/Rights
WARRANTS AND RIGHTS (g) — 0.1%
1,800	American Tower Escrow Corp. (Exercise price of $0.01 per share expiring 8/1/08. Each warrant exercisable for 14.10 shares of common stock.)	332,100
5,000	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05. Each warrant exercisable for 12.914 shares of common stock.) (b) (d)	—
3,500	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.)	31
30,928,049	ContiFinancial Corp. Liquidating Trust, Units of Interest. (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	618,561
2,750	Leap Wireless International Inc. (Exercise price of $96.80 per share expiring 4/15/10. Each warrant exercisable for 5.146 shares of common stock.) (b)(d)	—
3,500	Mattress Discounters Corp. (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.85 shares of Class A common stock and 0.539 shares of Class L common stock.) (d)	—
13,614	Pillowtex Corp. (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock) (d)	13
5,000	Republic Technologies International Inc. (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 1 share of Class D common stock)	50
5,000	Ubiquitel Operating Co. (Exercise price of $22.74 per share expiring on 4/15/10. Each warrant exercisable for 5.965 shares of common stock.) (b)	50
57,120	Venezuela Discount Right (d)	—
	TOTAL WARRANTS AND RIGHTS (Cost — $1,207,170)	950,805

Face Amount
REPURCHASE AGREEMENTS — 3.3%
$9,000,000	Deutsche Bank Securities Inc. dated 7/30/04, 1.340% due 8/2/04; Proceeds at maturity — $9,001,005; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 7.125% due 8/3/04 to 3/15/31; Market Value — $9,180,012)	9,000,000
9,529,000	Goldman Sachs Group Inc. dated 7/30/04, 1.360% due 8/2/04; Proceeds at maturity — $9,530,080; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.750% due 9/2/04 to 1/15/25; Market value — $9,719,646)	9,529,000
9,000,000	Morgan Stanley Co. Inc. dated 7/30/04, 1.350% due 8/2/04; Proceed at maturity — $9,001,013; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.440% due 9/15/04 to 8/6/38; Market Value — $9,269,279)	9,000,000
9,000,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $9,001,013; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $9,180,051)	9,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost — $36,529,000)	36,529,000
	TOTAL INVESTMENTS — 100.0% (Cost — $1,107,357,653**)	$1,113,713,319

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security*	Value
LOANED SECURITIES COLLATERAL
$200,194,192	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $200,194,192)	$200,194,192
*	All securities except for those that are on loan are segregated as collateral pursuant to a loan agreement.
+	Face amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or portion of this security is on loan (See Note 2).
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.
(c)	Security is currently in default.
(d)	Security is valued in accordance with fair valuation procedures.
(e)	Rate shown reflects current rate on instrument with variable rates or step coupon rates.
(f)	Participation interest was acquired through the financial institution indicated parenthetically.
(g)	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	—	Argentina Peso
DCB	—	Debt Conversion Bond
FLIRB	—	Front-Loaded Interest Reduction Bond
NMB	—	New Money Bond
PDI	—	Past Due Interest

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

Note 1.	Significant Accounting Policies

Salomon Brothers High Income Fund II Inc. (“Fund”) was incorporated in Maryland and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities (as defined in the Fund’s prospectus). As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The significant accounting policies followed by the Fund are as follows:

(a) SECURITIES VALUATION. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business

Notes to Financial Statements (unaudited) (continued)

day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At July 31, 2004, the Fund loaned securities having a market value of $196,207,695. The Fund received cash collateral amounting to $200,194,192 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio.

Note 3.	Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At July 31, 2004, the Fund held loan participations with a total cost of $7,077,578 and a total market value of $7,280,744.

Note 4.	Credit and Market Risk

The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with

Notes to Financial Statements (unaudited) (continued)

higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Note 5.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Note 6.	Loan

At July 31, 2004, the Fund had outstanding a $300,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company, LLC and Citicorp North America Inc.(“CNA”), an affiliate of SBAM. CNA acts as an administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund II Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 29, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date September 29, 2004